SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

June 30, 2020 (Unaudited)

Shares		Value

Common Stocks — 95.14%
Brazil — 4.06%
7,900	Banco do Brasil SA	$46,850
13,100	CCR SA	35,002
20,088	Cogna Educacao	24,712
5,800	Hypera SA	35,527
6,400	Sao Martinho SA	24,879

		166,970

Chile — 3.90%
8,274	Antofagasta Plc	95,766
3,784	Inversiones La Construccion SA	25,337
12,388	SACI Falabella	39,212

		160,315

China — 26.88%
1,200	Alibaba Group Holding Ltd., ADR*	258,840
3,500	A-Living Services Co. Ltd., Class H(a)	17,788
600	Baidu, Inc., ADR*	71,934
6,500	China Overseas Land & Investment Ltd.	19,847
22,000	China Resources Cement Holdings Ltd.	27,133
32,000	China Unicom Hong Kong Ltd.	17,411
76,000	Chinasoft International Ltd.	41,872
48,000	CNOOC Ltd.	53,872
20,000	CSPC Pharmaceutical Group Ltd.	37,878
13,900	Haier Smart Home Co. Ltd.	34,911
165,000	Industrial & Commercial Bank of China Ltd., Class H	99,754
24,000	KWG Group Holdings Ltd.	40,777
76,000	Lee & Man Paper Manufacturing Ltd.	41,309
100	NetEase, Inc., ADR	42,938
82,000	Nexteer Automotive Group Ltd.	56,825
9,500	Ping An Insurance Group Co. of China Ltd., Series H	94,705
12,200	Sany Heavy Industry Co. Ltd., Class A	32,541
8,500	Shimao Property Holdings Ltd.	36,340
46,000	SITC International Holdings Co. Ltd.	49,254
36,600	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	28,337

		1,104,266

Egypt — 0.97%
10,257	Commercial International Bank Egypt SAE, GDR	39,754

Greece — 0.92%
50,104	Alpha Bank AE*	37,639

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Hong Kong — 1.82%
223,000	Pacific Basin Shipping Ltd.	$32,785
34,000	Xinyi Glass Holdings Ltd.	41,960

		74,745

Hungary — 1.87%
4,576	MOL Hungarian Oil & Gas Plc*	27,054
1,410	OTP Bank Plc*	49,569

		76,623

India — 6.79%
24,410	Apollo Tyres Ltd.	34,925
9,097	Axis Bank Ltd.*	49,213
5,996	Infosys Ltd.	58,285
6,015	Mahindra & Mahindra Ltd.	40,828
21,721	Redington India Ltd.	25,286
2,104	Reliance Industries Ltd.	47,859
227	Reliance Industries Ltd.*	2,398
2,184	Shriram Transport Finance Co. Ltd.	19,931

		278,725

Indonesia — 0.73%
92,400	Bank Negara Indonesia Persero Tbk PT	29,855

Korea — 13.96%
278	Com2uSCorp	27,271
1,243	DB Insurance Co. Ltd.	44,581
422	E-MART, Inc.	37,313
1,241	Fila Holdings Corp.*	36,622
2,773	Hana Financial Group, Inc.	63,065
899	LG Corp.	53,653
4,590	Samsung Electronics Co. Ltd.	203,189
1,095	SK Hynix, Inc.	78,181
576	SKC Co. Ltd.*	29,489

		573,364

Mexico — 2.21%
9,200	Cemex SAB de CV, ADR	26,496
66,250	Gentera SAB de CV	32,196
27,500	PLA Administradora Industrial S de RL de CV, REIT	31,910

		90,602

Pakistan — 0.72%
51,159	Habib Bank Ltd.	29,584

Peru — 0.81%
14,697	Alicorp SAA*	33,323

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Philippines — 1.78%
52,200	Ayala Land, Inc.	$35,603
18,090	Security Bank Corp.	37,639

		73,242

Russia — 4.61%
559	LUKOIL PJSC, ADR	41,553
1,737	MMC Norilsk Nickel PJSC, ADR	45,402
190,400	Sistema PJSFC	45,998
12,500	VEON Ltd., ADR	22,500
958	X5 Retail Group NV, GDR	33,978

		189,431

South Africa — 6.43%
28,449	Growthpoint Properties Ltd.	21,979
17,777	Imperial Logistics Ltd.	40,241
90,583	KAP Industrial Holdings Ltd.	13,054
3,725	Mr Price Group Ltd.	30,802
10,778	MTN Group Ltd.	33,009
680	Naspers Ltd., N Shares	124,971

		264,056

Taiwan — 11.81%
7,498	Chailease Holding Co. Ltd.	31,965
6,000	FLEXium Interconnect, Inc.	24,957
5,764	Innodisk Corp.	34,758
1,000	Lotes Co. Ltd.	12,929
3,000	MediaTek, Inc.	59,312
4,000	Merida Industry Co. Ltd.	27,344
27,000	Primax Electronics Ltd.	44,155
11,000	Sercomm Corp.	29,233
15,000	Taiwan Semiconductor Manufacturing Co. Ltd.	160,193
8,000	Tripod Technology Corp.	35,792
11,260	Wistron NeWeb Corp.	24,710

		485,348

Thailand — 1.30%
73,600	Krung Thai Bank Public Co. Ltd., FOR	24,602
19,000	PTT Global Chemical Public Co. Ltd.	28,699

		53,301

Turkey — 0.99%
7,597	KOC Holding AS	19,981
7,305	TAV Havalimanlari Holding AS	20,696

		40,677

United Arab Emirates — 0.82%
69,237	Aldar Properties PJSC	33,893

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

United States — 0.90%
36,300	Samsonite International SA*,(a)	$37,027

Vietnam — 0.86%
30,293	Hoa Phat Group JSC*	35,328

Total Common Stocks		3,908,068

(Cost $4,153,855)
Preferred Stocks — 2.84%
Brazil — 1.90%
4,600	Centrais Eletricas Brasileiras SA, Class B*	27,161
12,700	Petroleo Brasileiro SA	50,865

		78,026

Colombia — 0.94%
5,215	Banco Davivienda SA	38,856

Total Preferred Stocks		116,882

(Cost $178,826)
Total Investments		$4,024,950
(Cost $4,332,681) — 97.98%
Other assets in excess of liabilities — 2.02%		82,893

NET ASSETS — 100.00%		$4,107,843

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2020 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Information Technology	21.32%
Financials	19.36%
Consumer Discretionary	19.21%
Industrials	8.36%
Materials	8.02%
Energy	5.44%
Real Estate	5.36%
Communication Services	5.31%
Consumer Staples	3.15%
Health Care	1.79%
Utilities	0.66%
Other	2.02%

100.00%

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